Loan Agreement - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Jun. 10, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 22, 2021	May 13, 2021	Dec. 31, 2020	Dec. 23, 2020	Dec. 31, 2016
Shares Issued And Outstanding [Line Items]
Loan and security agreement, maximum amount	$ 100,000						$ 35,000
Term loan facility, initial facility charge		$ 1,000	$ 1,000
Term loan facility, end of term charge upon repayment of the loan		3,250	3,250
Long-term borrowings, excluding current installments		97,967	97,297			$ 0
Current installments of long-term borrowings		$ 2,846	$ 2,827
Class of warrant or right number of securities called by warrants or rights		2,951,781
Exercise price of warrants or rights				$ 11.5
Common Stock [Member]
Shares Issued And Outstanding [Line Items]
Class of warrant or right number of securities called by warrants or rights						121,689	121,689	463,710
Exercise price of warrants or rights		$ 11.5		$ 11.5		$ 1.28	$ 1.28	$ 0.09
Term Loan Facility [Member]
Shares Issued And Outstanding [Line Items]
Loan agreement maturity date	Jun. 01, 2024
Description of outstanding principal of term loan facility		The outstanding principal bears (i) cash interest at the greater of (a) 8.15% or (b) 8.15% plus the prime rate minus 3.25% and (ii) payment-in-kind interest of 1.25% which is accrued and added to the outstanding principal balance.	The outstanding principal bears (i) cash interest at the greater of (a) 8.15% or (b) 8.15% plus the prime rate minus 3.25% and (ii) payment-in-kind interest of 1.25% which is accrued and added to the outstanding principal balance.
Long-term borrowings, excluding current installments		$ 100,813	$ 100,124
Repayment of term loan advance	$ 15,000		$ 15,000
Term Loan Advances Aggregate Amount					$ 15,000